Offerings	May 14, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	One share of common stock
Maximum Aggregate Offering Price	$ 1,408,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 194.55
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	One warrant to purchase one share of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock underlying warrants
Maximum Aggregate Offering Price	$ 1,926,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 266.02
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,926,250 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock underlying representative's warrants
Maximum Aggregate Offering Price	$ 140,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.46
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously registered securities with a proposed maximum aggregate offering price of $9,200,000 on a registration statement on Form S-1 (File No. 333-294808), which was declared effective by the Securities and Exchange Commission on May 14, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $1,408,750 is hereby registered.

Includes the offering price of additional shares of common stock, warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any.

In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The warrants are exercisable at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative’s warrants is equal to 125% of $112,700 (which is equal to 8% of $1,408,750).